Morgan Stanley Tax-Exempt Securities Trust
Letter to the Shareholders [ ] December 31, 2001

Dear Shareholder:

The U.S. economy weakened significantly during the year ended December 31, 2001. The terrorist attacks on September 11 accentuated the decline in business and consumer activity. Almost immediately after the attacks, the airlines and many other companies announced major layoffs. The unemployment rate jumped from 4.9 to 5.8 percent between September and December. The largest job loss in 20 years was reported in October. In December, the National Bureau of Economic Research announced that a recession had begun in March 2001, concluding the longest economic expansion in U.S. history.

The Federal Reserve Board responded to the attacks by lowering short-term interest rates by 50 basis points each in September, October and November. Subsequently, the Fed cut rates another 25 basis points in December. This cut, the eleventh in 2001, brought the federal funds rate to 1.75 percent, its lowest level since 1961. These monetary actions appear to have laid the groundwork for an economic recovery.

Within the fixed-income markets, yields on short maturities declined the most and the yield curve steepened. Events of the past year had the greatest impact on U.S. Treasuries. On October 31, the U.S. Treasury Department stunned the securities markets by announcing the cessation of the 30-year bond auction. The long end of the market promptly responded with an unprecedented rally that lowered interest rates to levels last seen in the 1960s. However, the bond market reversed course in November and December as interest rates moved higher on the perception that the economy would begin to recover sooner than previously anticipated.


Municipal Market Conditions

Over the past 12 months changes in tax-free interest rates were less volatile than in Treasuries. The yield on the 30-year insured municipal bond index, which stood at 5.27 percent in December 2000, fell to 5.04 percent by October 2001. Expectation of economic recovery caused bond prices to decline and the index retreated to 5.36 percent at the end of the year.

The ratio of municipal yields to U.S. Treasury yields is used as a guide to track the relationship between the two markets. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year municipal bond yields to 30-year U.S. Treasuries fell from 97 percent in December 2000 to 94 percent at the end of August. However, following September 11 and the Treasury announcement, the ratio jumped to 104 percent in October before falling back to 98 percent at the end of December. In the 10-year maturity range, the ratio soared from 83 percent in August to 95 percent in October before falling back to 90 percent in December.

The change in the slope of the yield curve was a major force in the fixed-income markets for the past year. Since the Fed started lowering short-term rates aggressively in January, the municipal yield curve between one and 30-year maturities steepened from 125 to 350 basis points.

Morgan Stanley Tax-Exempt Securities Trust
Letter to the Shareholders [ ] December 31, 2001 continued

Lower interest rates also led to a rebound in new-issue volume. During 2001, underwriting surged 43 percent, to $286 billion. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. California, Florida, New York and Texas, the four states with the heaviest issuance, accounted for 33 percent of national volume.


                         30-YEAR BOND YIELDS 1992-2001


   Date          AAA Ins         Tsy         % Relationship
   ----          -------         ---         --------------
12/31/91          6.60%          7.39%           89.31%
03/31/92          6.75           7.96            84.80%
06/30/92          6.40           7.77            82.37%
09/30/92          6.40           7.38            86.72%
12/31/92          6.30           7.39            85.25%
03/31/93          6.00           6.92            86.71%
06/30/93          5.65           6.67            84.71%
09/30/93          5.35           6.02            88.90%
12/31/93          5.40           6.34            85.17%
03/31/94          6.40           7.09            90.27%
06/30/94          6.50           7.61            85.41%
09/30/94          6.55           7.81            83.87%
12/30/94          6.75           7.88            85.66%
03/31/95          6.15           7.43            82.77%
06/30/95          6.10           6.62            92.15%
09/29/95          5.95           6.48            91.82%
12/29/95          5.35           5.94            90.07%
03/29/96          5.85           6.66            87.84%
06/28/96          5.90           6.89            85.63%
09/30/96          5.70           6.93            82.25%
12/31/96          5.60           6.63            84.46%
03/31/97          5.90           7.10            83.10%
06/30/97          5.60           6.78            82.60%
09/30/97          5.40           6.40            84.38%
12/31/97          5.15           5.92            86.99%
03/31/98          5.25           5.93            88.53%
06/30/98          5.20           5.65            92.04%
09/30/98          4.95           5.00            99.00%
12/31/98          5.05           5.10            99.02%
03/31/99          5.15           5.63            91.47%
06/30/99          5.47           5.96            91.78%
09/30/99          5.83           6.05            96.36%
12/31/99          5.97           6.48            92.13%
03/31/00          5.82           5.83            99.83%
06/30/00          5.84           5.90            98.98%
09/30/00          5.74           5.89            97.45%
12/31/00          5.27           5.46            96.52%
03/31/01          5.26           5.44            96.69%
06/30/01          5.35           5.76            92.88%
09/30/01          5.20           5.42            95.94%
12/31/01          5.36           5.47            97.99%


Performance

For the 12-month period ended December 31, 2001, Morgan Stanley Tax-Exempt Securities Trust's Class A and D shares returned 4.05 percent and 4.31 percent, respectively. During the same time period, the Lehman Brothers Municipal Bond Index returned 5.13 percent. The Index is more heavily weighted with short and intermediate securities and does not include expenses. The Fund's Class B and C shares returned 3.68 percent and 3.58 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses while the Index does not include expenses. Total return figures assume the reinvestment of all dividends and distributions but do not reflect applicable sales charges. The accompanying charts compare the Fund's performance to that of the broader Lehman Index.

Morgan Stanley Tax-Exempt Securities Trust
Letter to the Shareholders [ ] December 31, 2001 continued

Portfolio Structure

The Fund's net assets of $1.4 billion were diversified among 17 long-term sectors and 192 credits. As market conditions have changed, the Fund's new purchases increasingly focused on more defensive, higher coupon bonds in the 15 to 20 year maturity range. The Fund maintained its high credit quality profile by continuing to invest in investment grade securities in essential service sectors. Nearly 85 percent of the long-term portfolio is rated AA or better. At the end of December the portfolio's average maturity was 17 years. Average duration of the portfolio, a measure of sensitivity to interest rate changes, was 6.8 years. Generally, a portfolio with a longer duration will have greater price volatility. The accompanying charts and table provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost
(book) yields are also shown.


Looking Ahead

As the year came to a close there were clear signs that the financial markets and economy would enter 2002 with brighter prospects. An array of leading indicators suggest the economic trough could occur sooner than previously forecast. The relationship between high grade tax-exempts and U.S. Treasuries continues to favor municipal bonds as an attractive choice for tax-conscious investors.

We appreciate your ongoing support of Morgan Stanley Tax-Exempt Securities Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
--------------------------               ---------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

Morgan Stanley Tax-Exempt Securities Trust
Letter to the Shareholders [ ] December 31, 2001 continued

[GRAPHIC OMITTED]
LARGEST SECTORS AS OF DECEMBER 31, 2001
(% OF NET ASSETS)

Transportation            16%
Electric                  12%
Refunded                  12%
General Obligation        12%
Water & Sewer             11%
Mortgage                   8%
Hospital                   7%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE

[GRAPHIC OMITTED]
CREDIT RATINGS AS OF DECEMBER 31, 2001
(% OF LONG-TERM PORTFOLIO)

Aaa or AAA                   65%
Aa or AA                     20%
A or A                        8%
Baa or BBB                    4%
Ba or BB                      1%
N/R                           2%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC.
OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[GRAPHIC OMITTED]
DISTRIBUTION BY MATURITY
(% OF LONG-TERM PORTFOLIO)

1 - 5 YEARS                7.0%
5 - 10 YEARS              14.1%
10 - 20 YEARS             43.6%
20 - 30 YEARS             32.3%
30+ YEARS                  3.0%


WEIGHTED AVERAGE MATURITY: 17 YEARS

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Tax-Exempt Securities Trust
Letter to the Shareholders [ ] December 31, 2001 continued


                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                               DECEMBER 31, 2001

[GRAPHIC OMITTED]
PERCENT CALLABLE

2002                    10%
2003                     9%
2004                     4%
2005                     9%
2006                     7%
2007                     9%
2008                     8%
2009                     7%
2010                    13%
2011                     9%
2012+                   15%
YEARS BONDS CALLABLE

WEIGHTED AVERAGE
CALL PROTECTION: 6 YEARS


[GRAPHIC OMITTED]
COST (BOOK) YIELD*

2002                   7.2%
2003                   6.9%
2004                   7.1%
2005                   6.5%
2006                   5.9%
2007                   5.9%
2008                   5.5%
2009                   5.7%
2010                   5.6%
2011                   5.3%
2012+                  5.8%

WEIGHTED AVERAGE
BOOK YIELD: 6.1%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND EARNED A BOOK YIELD OF 7.2% ON 10% OF THE BONDS IN THE LONG-TERM PORTFOLIO THAT ARE CALLABLE IN 2002.
   PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Tax-Exempt Securities Trust
Fund Performance [ ] December 31, 2001

                             Growth of $10,000 -- Class A and D Shares
[GRAPHIC OMITTED]

Date                  Total Class A       Total Class D          Lehman
December 31, 1991     $ 9,575             $10,000                $10,000
December 31, 1992     $10,419             $10,909                $10,882
December 31, 1993     $11,561             $12,134                $12,218
December 31, 1994     $10,892             $11,460                $11,587
December 31, 1995     $12,752             $13,451                $13,609
December 31, 1996     $13,179             $13,937                $14,212
December 31, 1997     $14,296             $15,153                $15,518
December 31, 1998     $15,134             $16,080                $16,524
December 31, 1999     $14,707             $15,645                $16,184
December 31, 2000     $16,355             $17,435                $18,075
December 31, 2001     $17,017(3)          $18,186(3)             $19,001


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION ON FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                          Average Annual Total Returns


                      Class A Shares*
-----------------------------------------------------------
Period Ended 12/31/01
----------------------

1 Year                         4.05%(1)    (0.38)%(2)
5 Years                        5.24%(1)     4.33 %(2)
10 Years                       5.92%(1)     5.46 %(2)


                      Class C Shares+
-----------------------------------------------------------
Period Ended 12/31/01
-----------------------

1 Year                              3.58%(1)        2.59%(2)
Since Inception (7/28/97)           4.31%(1)        4.31%(2)


                        Class B Shares**
-----------------------------------------------------------
Period Ended 12/31/01
-----------------------

1 Year                              3.68%(1)    (1.23)%(2)
Since Inception (7/28/97)           4.47%(1)     4.10 %(2)


           Class D Shares++
-----------------------------------------------------------
Period Ended 12/31/01
----------------------

1 Year                         4.31%(1)
5 Years                        5.47%(1)
10 Years                       6.16%(1)


PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 4.00% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.


BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on December 31, 2001.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*     The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [ ] December 31, 2001


PRINCIPAL
AMOUNT IN                                                                                 COUPON      MATURITY
THOUSANDS                                                                                  RATE         DATE            VALUE
---------                                                                               ------------ ----------- ---------------
          Tax-Exempt Municipal Bonds (95.3%)
          General Obligation (11.5%)
          North Slope Borough, Alaska,
$15,000     Ser 1995 A (MBIA) .......................................................   0.00 %       06/30/06    $   12,518,100
  9,500     Ser 1999 A (MBIA) .......................................................   0.00         06/30/10         6,332,035
 25,000     Ser 2000 B (MBIA) .......................................................   0.00         06/30/11        15,710,750
 20,000     Ser 2001 A (MBIA) .......................................................   0.00         06/30/12        11,728,600
  4,000   Connecticut, College Savings 1989 Ser A ...................................   0.00         07/01/08         3,049,120
  9,000   Florida Board of Education, Capital Outlay Refg Ser 1999 B (MBIA) .........   4.50         06/01/24         7,951,770
          Chicago, Illinois,
  5,000     Refg Ser 1995 A-2 (Ambac) ...............................................   6.25         01/01/14         5,650,650
 10,300     Neighbohoods Alive 21 Ser 2001 A (FGIC) .................................   5.375        01/01/26        10,318,231
  3,000   Chicago Board of Education, Illinois, Ser C (FSA) .........................   5.00         12/01/26         2,836,950
  3,000   Clark County, Nevada, Transportation Ser 1992 A (Ambac) ...................   6.50         06/01/17         3,486,570
          New York City, New York,
  1,925     1990 Ser D ..............................................................   6.00         08/01/07         1,933,278
  1,545     1990 Ser D ..............................................................   6.00         08/01/08         1,551,644
  5,000   New York State, Refg Ser 1995 B ...........................................   5.70         08/15/10         5,404,400
          North Carolina,
 10,000     1997 Ser A ..............................................................   5.20         03/01/16        10,296,100
 10,000     Public School Building Ser 1999 .........................................   4.60         04/01/17         9,547,200
    500   Delaware City School District, Ohio, Constr & Impr (FGIC) .................   5.75         12/01/20           514,630
  3,000   Little Miami Local School District, Ohio, Ser 1998 (FGIC) .................   4.875        12/01/23         2,836,110
 10,000   South-Western City School District, Ohio, Ser 1999 (Ambac) ................   4.75         12/01/19         9,481,400
 10,000   Pennsylvania, First Ser 1995 (FGIC) .......................................   5.50         05/01/12        10,425,500
          Shelby County, Tennessee,
  5,000     Refg 1995 Ser A .........................................................   5.625        04/01/11         5,341,000
  4,000     Refg 1995 Ser A .........................................................   5.625        04/01/14         4,133,240
  5,000   North East Texas Independent School District, Texas, Ser 1999 (PSF)........   6.50         10/01/14         5,592,250
 18,000   King County, Washington, Ltd Tax 1995 (MBIA) ..............................   6.00         01/01/23        18,872,819
-------                                                                                                          --------------
187,770                                                                                                             165,512,347
-------                                                                                                          --------------
          Educational Facilities Revenue (3.8%)
  4,000   California Public Works Board, University of California 1993 Refg Ser A....    5.50         06/01/21         4,041,920
  7,000   Indiana University, Student Fee Ser K (MBIA) ..............................    5.875        08/01/20         7,339,990
  2,000   Maryland Health & Educational Facilities Authority, The John Hopkins
            University Refg Ser 1998 ................................................    5.125        07/01/20         2,001,360
    400   Massachusetts Health & Educational Facilities Authority, Suffolk
            University Ser B (Connie Lee) ...........................................    6.25         07/01/12           416,028

                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [ ] December 31, 2001 continued


PRINCIPAL
AMOUNT IN                                                                                    COUPON      MATURITY
THOUSANDS                                                                                     RATE         DATE           VALUE
------------                                                                               ------------ ----------- --------------
$     400    Massachusetts Industrial Finance Agency, College of the Holy Cross
               1996 Issue (MBIA) ......................................................    5.50 %       03/01/16      $   411,752
      500    Oakland University, Michigan, Ser 1995 (MBIA) ............................    5.75         05/15/26          512,855
      200    Minnesota Higher Education Facilities Authority, Northfield St Olaf
               College 1992 ...........................................................    6.40         10/01/21          209,396
    5,000    Missouri Health & Educational Facilities Authority, Washington
               University Ser 1998 A ..................................................    4.75         11/15/37        4,450,800
    8,000    New Jersey Educational Facilities Authority, Princeton University
               Ser 1999 A .............................................................    4.75         07/01/25        7,494,240
             New York State Dormitory Authority,
    5,000      City University Ser 2000 A (Ambac) .....................................    6.125        07/01/13        5,577,400
    2,000      State University 1990 Ser A ............................................    7.50         05/15/13        2,473,440
    5,000      State University 1993 Ser A ............................................    5.25         05/15/15        5,207,800
    7,800      State University Ser 2000 B ............................................    5.375        05/15/23        7,802,574
    2,500    Ohio State University, General Receipts, Ser 1999 A ......................    5.80         12/01/29        2,619,325
      200    University of Toledo, Ohio, Ser 1992 A (FGIC) ............................    5.90         06/01/20          204,504
    4,000    Delaware County Authority, Pennsylvania, Villanova University
 ---------     Ser 1995 (Ambac) .......................................................    5.70         08/01/15        4,162,400
                                                                                                                    -------------
    54,000                                                                                                             54,925,784
 ---------                                                                                                          -------------
             Electric Revenue (11.8%)
   25,000    Salt River Project Agricultural Improvement & Power District, Arizona,
               Refg 1993 Ser C (Secondary MBIA)** .....................................    5.50         01/01/10       26,907,499
    1,635    Sacramento Municipal Utility District, California, Refg 1994 Ser I
               (MBIA) .................................................................    5.75         01/01/15        1,731,727
    9,000    Southern California Public Power Authority, Mead-Adelanto 1994 A
               (Ambac) ................................................................    7.02+/+      07/01/15        9,742,500
   15,000    Colorado Springs, Colorado, Utilities Refg Ser 2002 A
               (Ambac) (WI) ...........................................................    5.375        11/15/20       14,769,900
    9,550    Municipal Electric Authority of Georgia, Ser Y (Secondary MBIA) ..........    6.50         01/01/17       11,137,497
   15,000    Long Island Power Authority, New York, Ser 2000 A (FSA) ..................    0.00         06/01/17        6,726,900
             North Carolina Municipal Power Agency, Catawba
    5,000      Ser 1993 (MBIA) ........................................................    7.72+/+      01/01/12        5,293,750
    5,000      Ser 1998 A (MBIA) ......................................................    5.50         01/01/15        5,290,900
             Puerto Rico Electric Power Authority,
    2,000      Power Ser X ............................................................    6.00         07/01/15        2,148,600
   15,000      Power Ser O ............................................................    0.00         07/01/17        6,597,450
    5,000      Power Ser EE (MBIA) ....................................................    4.50         07/01/18        4,710,600
             South Carolina Public Service Authority,
   10,000      Refg Ser 1996 A (MBIA) .................................................    5.75         01/01/13       10,552,400

                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [ ] December 31, 2001 continued


PRINCIPAL
AMOUNT IN                                                                                 COUPON          MATURITY
THOUSANDS                                                                                  RATE             DATE           VALUE
------------                                                                            -----------      -----------    -----------

$15,000       1995 Refg Ser A (Ambac) .................................................  6.25 %             01/01/22    $16,076,700
            San Antonio, Texas, Electric & Gas
 10,500       Refg Ser 1994 C .........................................................  6.309+/+           02/01/06     11,101,125
  5,000       Refg Ser 1998 A .........................................................  4.50               02/01/21      4,478,350
            Intermountain Power Agency, Utah,
 15,000       Refg 1997 Ser B (MBIA) ..................................................  5.75               07/01/19     15,601,350
  2,500       Refg 1996 Ser D (Secondary FSA) .........................................  5.00               07/01/21      2,411,000
  3,000     Chelan County Public Utility District #1, Washington, Hydro
              Ser 1997 A (AMT) ........................................................  5.60               07/01/32      2,904,390
  5,000     Grant County Public Utility District # 2, Washington, Electric
              Refg Ser 2001 H (FSA) ...................................................  5.375              01/01/18      5,055,900
  5,330     Seattle, Washington, Municipal Light & Power Impr & Refg Ser 2001
-------       (FSA) ...................................................................  5.50               03/01/18      5,448,912
178,515                                                                                                                 -----------
-------                                                                                                                 168,687,450
            Hospital Revenue (7.1%)                                                                                     -----------
  3,500     Birmingham-Carraway Special Care Facilities Financing Authority,
              Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee) ..............  5.875              08/15/15      3,639,580
  2,000     Tampa, Florida, Catholic Health Ser 1998 A-2 (Ambac) ......................  4.875              11/15/28      1,823,140
  5,000     Hawaii Department of Budget & Finance, Queen's Health 1996 Ser A ..........  6.00               07/01/20      5,091,400
  5,000     Illinois Health Facilities Authority, Loyola University Health Ser 2001 A..  6.00               07/01/21      4,890,500
  4,000     Maine Health & Higher Educational Facilities Authority, Ser 1998 B
              (FSA) ...................................................................
            Massachusetts Health & Educational Facilities Authority,                     4.875              07/01/23      3,677,560
  1,000       Massachusetts General Hospital Ser F (Ambac) ............................  6.00               07/01/15      1,053,700
  1,000       St Elizabeth Hospital Ser D & E (FSA) ................................... 11.73+/+            08/15/21      1,025,000
            Rochester, Minnesota, Mayo Foundation/Medical Center                         5.75               11/15/21      5,073,600
  5,000       Ser 1992 I ..............................................................  6.25               11/15/21      6,589,632
  6,400       Ser 1992 F ..............................................................
 10,000     Missouri Health & Educational Facilities Authority, Barnes Jewish/
              Christian Health Ser 1993 A .............................................  5.25               05/15/14     10,320,500
  3,000     University of Missouri, Health Ser 1996 A (Ambac) .........................  5.50               11/01/16      3,078,720
            Henderson, Nevada
 10,065       Catholic Health Care West 1998 Ser A ....................................  5.375              07/01/26      8,865,051
  2,000       Catholic Health Care West 1998 Ser A ....................................  5.125              07/01/28      1,683,300
  1,300     New Hampshire Higher Educational & Health Facilities Authority,
              St Joseph Hospital Ser 1994 (Connie Lee) ................................  6.35               01/01/07      1,421,654
  6,500     New Jersey Health Care Facilities Financing Authority, Robert Wood
              Johnson University Hospital, Ser 2000 ...................................  5.75               07/01/25      6,662,370


                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [ ] December 31, 2001 continued


PRINCIPAL
AMOUNT IN                                                                                COUPON      MATURITY
THOUSANDS                                                                                 RATE         DATE          VALUE
-----------                                                                            ------------ ----------- --------------
$ 6,000     New York State Medical Care Facilities Finance Agency, Presbyterian
              Hospital - FHA Insured Mtge Ser 1994 A .................................   5.25 %     08/15/14    $ 6,141,000
            North Carolina Medical Care Commission,
  4,000       Pitt County Memorial Hospital Ser 1998 A ...............................   4.75       12/01/28      3,524,920
  5,000       Presbyterian Health Services Corp Refg Ser 1993 ........................   5.50       10/01/20      5,002,900
  1,295     Ward County, North Dakota, Trinity Obligated Group Crossover
              Refg Ser 1991 B ........................................................   7.50       07/01/21      1,313,959
    700     Akron, Bath & Copley Joint Township Hospital District, Ohio, Summa
              Health Ser 1992 A ......................................................   6.25       11/15/07        721,154
  5,000     Lorain County, Ohio, Catholic Health Ser 9 2001 A ........................   5.25       10/01/33      4,776,800
  5,000     Pennsylvania Higher Educational Facilities Authority, University of
              Pennsylvania Ser A 1996 ................................................   5.75       01/01/22      4,982,350
  5,000     Greenville Hospital, South Carolina, Ser 2001 (Ambac) ....................   5.00       05/01/31      4,713,850
  5,000     North Central Texas Health Facilities Development Corporation,
-------       University Medical Center Inc Ser 1997 (FSA) ...........................   5.45       04/01/15      5,040,650
                                                                                                                -----------
102,760                                                                                                         101,113,290
-------                                                                                                         -----------
            Industrial Development/Pollution Control Revenue (6.0%)
  1,500     Hawaii Department of Budget & Finance, Hawaii Electric Co
              Ser 1995 A (AMT) (MBIA) ................................................   6.60       01/01/25      1,621,215
  5,000     Wamego, Kansas, Kansas Gas & Electric Co Ser 1991 (MBIA) .................   7.00       06/01/31      5,121,400
  8,500     Massachusetts Industrial Finance Agency, Eastern Edison Co
              Refg Ser 1993 ..........................................................   5.875      08/01/08      8,743,610
  2,540     Lapeer Economic Development Corporation, Michigan, Dott
              Manufacturing Co Ser 1989 A (AMT) ......................................  10.65       11/15/17      1,593,850
 10,000     Michigan, Strategic Fund, Detroit Edison Co Ser 1999 B (AMT) .............   5.65       09/01/29      9,693,300
    500     Monroe County, Michigan, Detroit Edison Co Collateralized
              Ser 1-1992 (AMT) (MBIA) ................................................   6.875      09/01/22        524,265
    300     Bass Brook, Minnesota, Minnesota Power & Light Co Refg Ser 1992 ..........   6.00       07/01/22        303,528
 10,000     Clark County, Nevada, Nevada Power Co Ser 1992 A (AMT) (FGIC) ............   6.70       06/01/22     10,353,400
  6,000     Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (Ambac) ..........   6.30       12/01/14      6,225,480
            New Jersey Economic Development Authority,
  6,000       Continental Airlines Inc, Ser 1999 (AMT) ...............................   6.625      09/15/12      5,229,780
  4,000       Continental Airlines Inc, Ser 1999 (AMT) ...............................   6.25       09/15/19      3,192,320
 15,000     Dallas-Fort Worth International Airport Facility Improvement
              Corporation, Texas, American Airlines Inc Ser 1995 .....................   6.00       11/01/14     12,617,400

                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [ ] December 31, 2001 continued


PRINCIPAL
AMOUNT IN                                                                           COUPON              MATURITY
THOUSANDS                                                                            RATE                DATE            VALUE
-------------                                                                     ------------------- -----------   ---------------
$10,000    Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001B (AMT)...    5.75%               05/01/30    $ 9,903,000
 10,000    Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A .......    6.90                02/01/13     10,845,200
-------                                                                                                              -----------
 89,340                                                                                                               85,967,748
-------                                                                                                              -----------
           Mortgage Revenue - Multi-Family (1.5%)
  1,320    Massachussetts Housing Finance Agency, Rental 1994 Ser A
             (AMT) (Ambac) ......................................................    6.60                07/01/14      1,375,651
  6,180    Michigan Housing Development Authority, Rental 1992 Ser A
             (Bifurcated FSA) ...................................................    6.50                04/01/23      6,383,075
    200    Minnesota Housing Finance Agency, Ser 1992 A .........................    6.95                08/01/17        204,504
  5,000    New Jersey Housing Agency, 1995 Ser A (Ambac) ........................    6.00                11/01/14      5,200,300
           New York City Housing Development Corporation, New York,                  6.50                11/15/18      4,259,541
  4,054      Ruppert Project - FHA Ins Sec 223F .................................    6.50                05/15/18      4,101,973
  3,904      Stevenson Commons Project - FHA Ins Sec 223F .......................                                    -----------
-------                                                                                                               21,525,044
 20,658                                                                                                              -----------
-------
           Mortgage Revenue - Single Family (6.6%)
           Alaska Housing Finance Corporation,
  2,675      Governmental 1995 Ser A (MBIA) .....................................    5.875               12/01/24      2,702,098
 15,000      1997 Ser A (MBIA) ..................................................    6.00                06/01/27     15,561,749
  2,440    California Housing Finance Agency, Home 1983 Ser B ...................    0.00                08/01/15        654,164
           Colorado Housing & Finance Authority,                                     7.00                05/01/26      1,390,409
  1,330      1997 Ser B-2 (AMT) .................................................    6.60                05/01/28      1,869,805
  1,695      1998 Ser A-2 (AMT) .................................................    6.875               11/01/28      1,741,844
  1,640      1997 Ser C-2 (AMT) .................................................    5.85                05/15/31      3,363,990
  3,320    Connecticut Housing Finance Authority, 2000 Subser B-2 (AMT) .........
  6,980    Hawaii Housing Finance & Development Corporation, Purchase                5.75                07/01/30      7,034,933
             1997 Ser A (AMT) ...................................................    8.25                01/01/20        324,725
    310    Idaho Housing Agency, Ser 1988 D-2 (AMT) .............................
           Chicago, Illinois,                                                        6.95                09/01/28      1,345,138
  1,260      Ser 1997 B GNMA (AMT) ..............................................    7.25                09/01/28      1,496,614
  1,400      GNMA-Backed Ser 1997 A (AMT) .......................................   11.722+/+            02/01/18      4,841,813
  4,650    Illinois Housing Development Authority, Residential 1991 Ser C (AMT)..
    255    Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT) (MBIA) ..........    8.00                11/01/20        255,910
    592    Saint Tammany Public Trust Finance Authority, Louisiana,
             Refg Ser 1990 B ....................................................    7.25                07/25/11        627,089
    180    Massachusetts Housing Finance Agency, Housing Ser 21 (AMT) ...........    7.125               06/01/25        183,328
    170    Minnesota Housing Finance Agency, Ser 1992 H (AMT) ...................    6.50                01/01/26        174,219



                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [ ] December 31, 2001 continued


PRINCIPAL
AMOUNT IN                                                                           COUPON              MATURITY
THOUSANDS                                                                            RATE                DATE            VALUE
-------------                                                                     -------------       -----------    --------------
          Missouri Housing Development Commission, Homeownership
$2,145      1996 Ser C (AMT) ...................................................    7.45 %             09/01/27      $  2,347,316
 1,330      1997 Ser A-2 (AMT) .................................................    7.30               03/01/28         1,486,701
 3,405      1997 Ser C-1 .......................................................    6.55               09/01/28         3,759,563
   450      1998 Ser B-2 (AMT) .................................................    6.40               03/01/29           488,115
 1,895      Ser 2000 B-1 (AMT) .................................................    7.45               09/01/31         2,160,887
          New Hampshire Housing Finance Authority,
 4,790      Mortgage Acquisition 2000 Ser B (AMT) ..............................    6.70               07/01/29         5,195,809
   630      Residential GNMA-Backed Ser 1989 B (AMT) ...........................    7.70               07/01/29           630,750
 1,345    North Dakota Housing Finance Agency, 1990 Ser B (AMT) ................    7.75               07/01/24         1,360,051
14,265    Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT) ..........    6.10               09/01/28        14,639,314
 3,935    Oregon Housing & Community Service Department, Ser 2000 F (AMT).......    6.25               07/01/28         4,080,162
          Tennessee Housing Department Agency, Mortgage Finance
 3,785      1993 Ser A .........................................................    5.90               07/01/18         3,864,901
   910      1994 Ser B (AMT) ...................................................    6.55               07/01/19           929,483
 9,380      1993 Ser A .........................................................    5.95               07/01/28         9,543,775
   150    Utah Housing Finance Agency, Fed Ins/Gtd Loans 1994 Issue E (AMT).....    6.50               07/01/26           152,348
   900    Wisconsin Housing & Economic Development Authority, Home
------      Ownership 1991 Ser (AMT) ..........................................    12.176+/+           10/25/22           930,375
93,212                                                                                                             --------------
------                                                                                                                 95,137,378
          Nursing & Health Related Facilities Revenue (0.6%)                                                       --------------
   910    Marion, Iowa, AHF/Kentucky - Iowa Inc Ser 1990 .......................   10.25               01/01/20           679,806
 1,810    Lexington - Fayette Urban County Government, Kentucky,
            AHF/Kentucky - Iowa Inc Ser 1990 ...................................   10.25               01/01/20         1,352,142
   500    Minneapolis & Saint Paul Housing & Redevelopment Authority,
            Minnesota, Group Health Plan Inc Ser 1992 ..........................    6.75               12/01/13           509,810
 2,000    New York State Dormitory Authority, Mental Health Ser 1999 C (MBIA)...    4.75               08/15/22         1,837,040
 2,861    Chester County Industrial Development Authority, Pennsylvania,
            RHA/PA Nursing Homes Inc Ser 1989 (a) ..............................   10.125              05/01/19         1,423,891
          Kirbyville Health Facilities Development Authority, Texas,                6.00               03/20/04            31,150
   623      Heartway III Corp Ser 1998 B (a) ...................................    0.00               03/20/18         3,066,481
 3,660      Heartway III Corp Ser 1998 A .......................................                                   --------------
------                                                                                                                  8,900,320
12,364                                                                                                             --------------
------
          Public Facilities Revenue (2.5%)
 9,000    Arizona School Facilities Board, School Improvement Ser 2001 .........    5.50               07/01/18         9,343,890
 2,000    North City West School Facilities Authority, California, Community
            District #1 Special Tax Ser 1995 B (FSA) ...........................    6.00               09/01/19         2,173,260



                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [ ] December 31, 2001 continued


PRINCIPAL
AMOUNT IN                                                                               COUPON       MATURITY
THOUSANDS                                                                                RATE          DATE            VALUE
---------                                                                         ------------  -----------    ------------
$ 5,000    Denver, Colorado, Civic Center Ser 2000 B COPs (Ambac) ..............    5.50 %        12/01/25       $ 5,103,550
  3,495    Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac) ...............    6.25          12/15/20         3,919,398
  4,000    Michigan, 525 Redevco Inc COPs (Ambac) ..............................    5.50          06/01/27         4,042,200
           Ohio Building Authority,
  5,000      1985 Ser C ........................................................    9.75          10/01/05         5,971,200
  5,000      Administrative Building 2001 Ser A (FSA) ..........................    5.50          10/01/18         5,171,150
-------                                                                                                          -----------
 33,495                                                                                                           35,724,648
-------                                                                                                          -----------
           Recreational Facilities Revenue (1.5%)
  3,500    Denver, Colorado, Excise Tax Ser 1985 A (Secondary FSA) .............    5.00          11/01/08         3,525,445
           Metropolitan Football Stadium District, Colorado,
  4,000      Sales Tax Ser 1999 A (MBIA) .......................................    0.00          01/01/10         2,734,760
  2,000      Sales Tax Ser 1999 A (MBIA) .......................................    0.00          01/01/12         1,216,980
  9,000    Mashantucket Western Pequot Tribe, Connecticut, Special 1997 Ser B...    5.75          09/01/27         8,419,860
  5,000    Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac) ...................    5.25          12/01/32         4,955,200
-------                                                                                                          -----------
 23,500                                                                                                           20,852,245
-------                                                                                                          -----------
           Resource Recovery Revenue (1.3%)
 18,000    Northeast Maryland Waste Disposal Authority, Montgomery County
-------      Ser 1993 A (AMT) ..................................................    6.30          07/01/16        18,613,980
                                                                                                                 -----------
           Retirement & Life Care Facilities Revenue (0.4%)
           Riverside County Public Financing Authority, California,
  2,000      Air Force Village West Inc COPs ...................................    5.75          05/15/19         1,969,640
  3,900      Air Force Village West Inc COPs ...................................    5.80          05/15/29         3,749,928
-------                                                                                                          -----------
  5,900                                                                                                            5,719,568
-------                                                                                                          -----------
           Tax Allocation Revenue (0.4%)
  5,000    Rosemead Redevelopment Agency, California, Project # 1 Ser 1993 A....    5.60          10/01/33         4,948,250
    300    Hodgkins, Illinois, Ser 1991 ........................................    9.50          12/01/09           317,061
-------                                                                                                          -----------
  5,300                                                                                                            5,265,311
-------                                                                                                          -----------
           Transportation Facilities Revenue (16.4%)
  5,000    San Francisco, Bay Area Rapid Transit District, California, Sales Tax
             Ser 1998 (Ambac) ..................................................    4.75          07/01/23         4,748,050
  8,000    San Joaquin Hills Transportation Corridor Agency, California, Toll
             Road Refg Ser 1997 A (MBIA) .......................................    0.00          01/15/26         2,047,680
  3,000    Colorado Department of Transportation, Ser 2000 (Ambac) .............    6.00          06/15/15         3,283,980
           E-470 Public Highway Authority, Colorado,
 15,000      Ser 1997 B (MBIA) .................................................    0.00          09/01/14         7,828,800
  5,000      Ser 1997 B (MBIA) .................................................    0.00          09/01/16         2,288,600


                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [ ] December 31, 2001 continued


PRINCIPAL
AMOUNT IN                                                                             COUPON      MATURITY
THOUSANDS                                                                              RATE         DATE            VALUE
-------------                                                                       ------------ -----------     ------------
$10,000    Metropolitan Washington Airport Authority, District of Columbia &
             Virginia, Ser 2001A (AMT) (MBIA)++ .................................   5.50 %       10/01/27       $10,017,600
  8,500    Jacksonville, Florida, Transportation Ser 2001 (MBIA) ................   5.00         10/01/26         8,206,835
           Mid-Bay Bridge Authority, Florida,
  8,965      Sr Lien Crossover Refg Ser 1993 A (Ambac) ..........................   5.85         10/01/13         9,601,246
  3,000      Ser 1997 A (Ambac) .................................................   0.00         10/01/21           977,340
  5,000    Atlanta, Georgia, Airport Ser 2000 (FGIC) ............................   5.875        01/01/17         5,295,500
  3,460    Hawaii, Airport 2000 Ser B (AMT) (FGIC) ..............................   6.625        07/01/17         3,792,679
  6,000    Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA) .....   5.75         06/01/21         6,476,760
  2,670    Southwestern Development Authority, Illinois, Tri-City Regional Port
             District Ser 1989 A (AMT) ..........................................   7.90         07/01/14         2,718,541
           Kentucky Turnpike Authority,
  9,000      Economic Development Road Refg Ser 1995 (Ambac) ....................   6.50         07/01/08        10,175,040
 30,000      Resource Recovery Road 1987 Ser A ..................................   5.00         07/01/08        30,015,899
  9,275    Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA) ..........   5.55         01/01/17         9,550,931
    250    Wayne County, Michigan, Detroit Metropolitan Wayne County Airport
             Sub Lien Ser 1991 B (AMT) (MBIA) ...................................   6.75         12/01/21           259,585
  4,140    Missouri Highway & Transportation Commission, Ser A 2001 .............   5.125        02/01/19         4,141,408
           St Louis, Missouri, Lambert-St-Louis International Airport,
  4,000      Ser 2000 ...........................................................   6.00         01/01/07         4,060,080
  3,000      Ser 2000 ...........................................................   6.00         01/01/08         3,030,420
  3,500      Ser 2000 ...........................................................   6.125        01/01/09         3,533,005
  5,000    Nevada Department of Business & Industry, Las Vegas Monorail,
             1st Tier Ser 2000 (Ambac) ..........................................   5.375        01/01/40         4,916,500
           New Jersey Highway Authority,
 10,000      Senior Parkway 2001 Ser (FGIC) .....................................   5.25         01/01/19        10,124,200
  7,000      Senior Parkway 1999 Ser ............................................   5.625        01/01/30         7,251,790
  6,595    Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac) .........   6.375        07/01/15         7,061,003
  7,500    Ohio Turnpike Commission, Ser 1998 B (FGIC) ..........................   4.50         02/15/24         6,671,475
  2,500    Allegheny County, Pennsylvania, Greater Pittsburgh Int'l Airport
             Ser 1997 A (AMT) (MBIA) ............................................   5.75         01/01/13         2,652,825
  5,000    Pennsylvania Turnpike Commission, Ser A 1998 (Ambac) ............  ...   4.75         12/01/27         4,533,050
 10,000    Puerto Rico Highway & Transportation Authority, Refg Ser X ...........   5.50         07/01/15        10,572,300
 10,000    South Carolina Transportation Infrastructure Bank, Ser 1999 A
             (Ambac) ............................................................   5.50         10/01/16        10,385,900
 11,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA) ............   6.125        11/15/25        11,508,420
  7,500    Dallas Area Rapid Transit, Texas, Senior Lien Ser 2001 (Ambac) .......   5.00         12/01/31         7,035,825
  4,000    Dallas-Fort Worth International Airport, Texas, Refg Ser 1995 (FGIC) .   5.625        11/01/15         4,149,440
  5,000    Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA) ..............   5.875        07/01/17         5,159,850



                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [ ] December 31, 2001 continued


PRINCIPAL
AMOUNT IN                                                                                COUPON        MATURITY
THOUSANDS                                                                                 RATE           DATE           VALUE
------------                                                                           ------------   ----------- ----------------
$   4,000      Pocahontas Parkway Association, Virginia, Route 895 Connector
                 Ser 1998 A ........................................................   5.50 %         08/15/28    $   2,956,320
               Virginia Transportation Board,
    2,000        US Route 58 Corridor Ser 1993 B ...................................   5.625          05/15/13        2,074,200
    6,000        US Route 28 Ser 1992 ..............................................   6.50           04/01/18        6,181,260
---------                                                                                                         -------------
  249,855                                                                                                           235,284,337
---------                                                                                                         -------------
               Water & Sewer Revenue (11.3%)
   10,000      Jefferson County, Alabama, Sewer Ser 1997 (FGIC) ....................   5.75           02/01/22       10,323,500
    5,000      California Department of Water Resources, Central Valley Ser L ......   5.50           12/01/23        5,062,800
   10,000      Los Angeles, California, Wastewater Ser 1994-A (MBIA) ...............   5.875          06/01/24       10,386,600
    7,000      Lee County, Florida, Water & Sewer 1999 Ser A (Ambac) ...............   4.75           10/01/23        6,471,850
    1,900      Northern Palm Beach County Improvement District, Florida,
                 Water Control & Impr #9A Ser 1996 A ...............................   6.80           08/01/06        2,032,221
    5,000      Atlanta, Georgia, Water & Wastewater Ser 2001 A (MBIA) (WI) .........   5.00           11/01/33        4,733,450
    6,000      Augusta, Georgia, Water & Sewer Ser 2000 (FSA) ......................   5.25           10/01/26        5,993,700
   10,000      Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC) ............   4.75           01/01/28        9,136,500
    8,000      Indiana Bond Bank, Revolving Fund Ser 2001A .........................   5.375          02/01/19        8,131,280
    2,700      Kansas Development Finance Authority, Public Water Supply
                 Ser 2000-2 (Ambac) ................................................   5.75           04/01/17        2,843,829
   10,000      Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
               Ser 1998 A (FGIC) ...................................................   4.75           05/15/28        9,068,800
    6,640      Boston Water & Commission, Massachusetts Ser 1998 Ser D (FGIC) ......   4.75           11/01/22        6,136,489
    5,000      Massachusetts Water Resources Authority, Refg 1992 Ser B ............   5.50           11/01/15        5,205,600
               Detroit, Michigan,
    3,320        Sewage Refg Ser 1993 A (FGIC) .....................................   5.70           07/01/13        3,484,871
   10,000        Water Supply Sr Lien, Ser 2001-A (FGIC) ...........................   5.25           07/01/33        9,759,300
    5,000      Truckee Meadows Water Authority, Nevada, Ser 2001A (FSA) ............   5.125          07/01/30        4,794,150
               Charlotte, North Carolina Water & Sewer
    4,000        Ser 2000 ..........................................................   5.75           06/01/19        4,210,640
    4,000        Ser 2000 ..........................................................   5.75           06/01/20        4,206,360
    8,000        Ser 2000 ..........................................................   5.25           06/01/25        8,014,960
    5,000      Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA) ............   5.00           01/01/23        4,835,900
      800      Montgomery County, Ohio, Water Ser 1992 (FGIC) ......................   6.25           11/15/17          839,784
    5,000      Charleston, South Carolina, Refg Cap Impr Ser 1998 (FGIC) ...........   4.50           01/01/24        4,418,850
    5,000      Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC) ..........   5.25           06/01/28        4,959,500
   11,000      Metropolitan Government of Nashville & Davidson County, Tennessee,
                 Refg Ser 1998 A (FGIC) ............................................   4.75           01/01/22       10,246,610
    5,000      Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA) .............   5.75           05/15/17        5,250,800

                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [ ] December 31, 2001 continued


PRINCIPAL
AMOUNT IN                                                                              COUPON       MATURITY
THOUSANDS                                                                               RATE          DATE             VALUE
------------                                                                         ------------ ------------- -----------------
$   5,000    Houston, Texas, Water & Sewer Jr Lien Refg Ser 2000 B (FGIC) ......       5.25 %      12/01/30     $   4,876,350
    2,000    Loudoun County Sanitation Authority, Virginia, Ser 1998 (MBIA) ....       4.75        01/01/21         1,892,180
    5,000    King County, Washington, Sewer Refg 2001 (FGIC) ...................       5.00        01/01/31         4,694,700
---------                                                                                                       -------------
  165,360                                                                                                         162,011,574
---------                                                                                                       -------------
             Other Revenue (1.0%)
    3,000    New York City Transitional Finance Authority, New York, 2000 Ser A        5.75        08/15/24         3,116,100
             New York Local Government Assistance Corporation,
    5,000      Ser 1993 C ......................................................       5.50        04/01/17         5,297,100
    6,000      Ser 1995 A ......................................................       6.00        04/01/24         6,239,820
---------                                                                                                       -------------
   14,000                                                                                                          14,653,020
---------                                                                                                       -------------
             Refunded (11.6%)
    9,000    Los Angeles Convention & Exhibition Center Authority, California,
               Ser 1985 COPs ...................................................       9.00        12/01/05+       10,995,300
    3,485    Sacramento Municipal Utility District, California, Refg 1994 Ser I
               (MBIA) ..........................................................       5.75        01/01/04+        3,775,963
   20,100    San Francisco Redevelopment Agency, California, George R Moscone
               Convention Center Ser 1988 ......................................       0.00 #      07/01/04+       21,909,603
    5,000    Southern California Public Power Authority, Palo Verde Ser A
               (Ambac) (ETM) ...................................................       5.00        07/01/15         5,279,250
    2,500    Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM) ...............       6.875       10/01/22         3,013,850
    8,000    Hawaii, 1999 Ser CT (FSA) .........................................       5.875       09/01/09+        8,911,520
             Massachusetts,
    5,000      2000 Ser A ......................................................       6.00        02/01/10+        5,613,000
   10,000      2000 Ser B ......................................................       6.00        06/01/10+       11,188,000
   20,000      2000 Ser C ......................................................       5.75        10/01/10+       22,076,400
    2,500    Massachusetts Health & Educational Facilities Authority, Malden
               Hospital - FHA Ins Mtge Ser A (ETM) .............................       5.00        08/01/16         2,526,775
   10,000    Massachusetts Water Resources Authority, 1996 Ser A (FGIC) ........       5.50        11/01/06+       10,938,300
   13,450    New York State Dormitory Authority, Suffolk County Judicial
               Ser 1986 (ETM) ..................................................       7.375       07/01/16        16,175,777
    1,300    Ohio Water Development Authority, Water Pollution Ser 1995 (MBIA) .       5.75        12/01/05+        1,415,466
    9,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM) ..........       4.70        02/01/06         9,379,710
   25,000    Intermountain Power Agency, Utah, Refg 1985 Ser H GAINS ...........      10.00        07/01/03+       28,004,250
    5,000    Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM) .............       5.00        06/01/15         5,074,000
---------                                                                                                       -------------
  149,335                                                                                                         166,277,164
---------                                                                                                       -------------
1,403,364    Total Tax-Exempt Municipal Bonds (Cost $1,306,549,912).............                                1,366,171,208
---------                                                                                                       -------------


                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [ ] December 31, 2001 continued


PRINCIPAL
AMOUNT IN                                                                                     COUPON       MATURITY
THOUSANDS                                                                                      RATE          DATE             VALUE
-------------                                                                               ------------ -------------- -----------
              Short-Term Tax-Exempt Municipal Obligations (4.5%)
$    3,500    Idaho Health Facilities Authority, St Lukes Regional Medical Center
                Ser 2000 (FSA) (Demand 01/02/02) .....................................       1.85*%       07/01/30      $3,500,000
    17,800    Massachusetts Health & Educational Facilities Authority, Capital Asset
                Program Ser D (MBIA) (Demand 01/02/02) ...............................       1.90*        01/01/35      17,800,000
    15,000    Missouri Development Finance Board, The Nelson Gallery Foundation
                Ser 2001B (MBIA) (Demand 01/02/02) ...................................       1.90*        12/01/31      15,000,000
    13,500    Missouri Health & Educational Facilities Authority, Washington
                University Ser 1996 D (Demand 01/02/02) ..............................       1.90*        03/01/40      13,500,000
    14,125    Harris County Health Facilities Development Corporation, Texas,
----------      Methodist Hospital Ser 1994 (Demand 01/02/02) ........................       1.90*        12/01/25      14,125,000
                                                                                                                    --------------
    63,925    Total Short-Term Tax-Exempt Municipal Obligations (Cost $63,925,000)............................          63,925,000
----------                                                                                                          --------------
$1,467,289    Total Investments (Cost $1,370,474,912) (b)......................................             99.8%    1,430,096,208
==========
              Other Assets In Excess of Liabilities ...........................................              0.2         2,942,500
                                                                                                           -----    --------------
              Net Assets ......................................................................            100.0%   $1,433,038,708
                                                                                                           =====    ==============

------------

AMT        Alternative Minimum Tax.
COPs       Certificates of Participation.
ETM        Escrowed to maturity.
GAINS      Growth and Income Security.
PSF        Texas Permanent School Fund Guarantee Program.
WI         Security purchased on a "when-issued basis".
+          Prerefunded to call date shown.
++         Joint exemption in locations shown.
+/+ Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related short-term security fluctuates.
#          Currently a zero coupon security; will convert to 8.5% on July 1,
           2002.
*          Current coupon of variable rate demand obligation.
** A portion of this security has been segregated in connection with the purchase of "when-issued" securities.
(a)        Non-income producing security; bond in default.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $73,996,503, and the aggregate gross unrealized depreciation is $14,375,207, resulting in net unrealized appreciation of $59,621,296.
Bond Insurance:
Ambac      Ambac Assurance Corporation.
Connie Lee Connie Lee Insurance Company - A wholly owned subsidiary of Ambac
           Assurance Corporation.
FGIC       Financial Guaranty Insurance Company.
FSA        Financial Security Assurance Inc.
MBIA       Municipal Bond Investors Assurance Corporation.

                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments [ ] December 31, 2001 continued


                        Geographic Summary of Investments
               Based on Market Value as a Percent of Net Assets



Alabama ............. 1.0%  Idaho ......... 0.3%  Minnesota ....... 0.9%  Pennsylvania .....  1.7%
Alaska .............. 4.5   Illinois ...... 3.1   Missouri ........ 5.0   Puerto Rico ......  1.7
Arizona ............. 2.5   Indiana ....... 1.1   Nevada .......... 2.8   South Carolina ...  3.6
California .......... 6.4   Iowa .......... 0.1   New Hampshire ... 0.5   Tennessee ........  2.4
Colorado ............ 3.2   Kansas ........ 0.6   New Jersey ...... 3.2   Texas ............  7.9
Connecticut ......... 1.0   Kentucky ...... 3.4   New Mexico ...... 0.5   Utah .............  3.6
Delaware ............ 0.3   Louisiana ..... 0.1   New York ........ 5.9   Virginia .........  1.6
District of Columbia. 0.7   Maine ......... 0.3   North Carolina .. 3.9   Washington .......  2.6
Florida ............. 2.8   Maryland ...... 1.4   North Dakota .... 0.2   Wisconsin ........  0.8
Georgia ............. 2.5   Massachusetts . 7.3   Ohio ............ 4.5   Joint Exemption* . (0.7)
Hawaii .............. 1.8   Michigan ...... 2.5   Oregon .......... 0.3                      ----
                                                                          Total ............ 99.8%
                                                                                             ====

------------
* Joint exemption has been included in each geographic location.

                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Statements

Statement of Assets and Liabilities                                    Statement of Operations
December 31, 2001                                                      For the year ended December 31, 2001


Assets:                                                                Net Investment Income:
Investments in securities, at value                                    Interest Income ..........................  $82,026,402
   (cost $1,370,474,912).......................... $1,430,096,208                                                  -----------
Cash .............................................        147,328      Expenses
Receivable for:                                                        Investment management fee ................    6,046,569
     Interest ....................................     23,549,150      Distribution fee (Class A shares) ........       45,789
     Investments sold ............................      8,272,346      Distribution fee (Class B shares) ........    1,104,260
     Shares of beneficial interest sold ..........        841,809      Distribution fee (Class C shares) ........      100,073
Prepaid expenses and other assets ................         44,989      Transfer agent fees and expenses .........      636,699
                                                   --------------      Shareholder reports and notices ..........      110,954
   Total Assets ..................................  1,462,951,830      Registration fees ........................       88,311
                                                   --------------      Professional fees ........................       67,959
Liabilities:                                                           Custodian fees ...........................       62,225
Payable for:                                                           Trustees' fees and expenses ..............       25,946
     Investments purchased .......................     20,071,022      Other ....................................       51,513
     Dividends and distributions to shareholders..      8,307,088                                                  -----------
     Shares of beneficial interest repurchased ...        676,126         Total Expenses ........................    8,340,298
     Investment management fee ...................        509,132      Less: expense offset .....................      (62,081)
     Distribution fee ............................        117,031                                                  -----------
Accrued expenses and other payables ..............        232,723           Net Expenses ........................    8,278,217
                                                   --------------                                                  -----------
   Total Liabilities .............................     29,913,122           Net Investment Income ...............   73,748,185
                                                   --------------                                                  -----------
   Net Assets .................................... $1,433,038,708      Net Realized and Unrealized Gain (Loss):
                                                   ==============      Net realized gain ........................   14,729,433
Composition of Net Assets:                                             Net change in unrealized appreciation ....  (30,548,675)
Paid-in-capital .................................. $1,371,429,723                                                  -----------
Net unrealized appreciation ......................     59,621,296         Net Loss ..............................  (15,819,242)
Dividends in excess of net investment income .....       (502,585)                                                 -----------
Accumulated undistributed net realized gain ......      2,490,274      Net Increase .............................  $57,928,943
                                                   --------------                                                  ===========
   Net Assets .................................... $1,433,038,708
                                                   ==============
Class A Shares:
Net Assets ....................................... $   26,983,929
Shares Outstanding (unlimited authorized, $.01
  par value) .....................................      2,345,738
   Net Asset Value Per Share ..................... $        11.50
                                                   ==============
     Maximum Offering Price Per Share,
     (net asset value plus 4.44% of net asset
       value) .................................... $        12.01
                                                   ==============
Class B Shares:
Net Assets ....................................... $  200,293,285
Shares Outstanding (unlimited authorized, $.01
  par value) .....................................     17,333,780
   Net Asset Value Per Share ..................... $        11.56
                                                   ==============
Class C Shares:
Net Assets ....................................... $   16,269,564
Shares Outstanding (unlimited authorized, $.01
  par value) .....................................      1,410,887
   Net Asset Value Per Share ..................... $        11.53
                                                   ==============
Class D Shares:
Net Assets ....................................... $1,189,491,930
Shares Outstanding (unlimited authorized, $.01
  par value) .....................................    103,420,736
   Net Asset Value Per Share ..................... $        11.50
                                                   ==============

                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Statements continued

Statement of Changes in Net Assets


                                                                                   FOR THE YEAR       FOR THE YEAR
                                                                                      ENDED               ENDED
                                                                                DECEMBER 31, 2001   DECEMBER 31, 2000
                                                                               ------------------- ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ........................................................   $   73,748,185      $   52,726,675
Net realized gain ............................................................       14,729,433           3,971,131
Net change in unrealized appreciation ........................................      (30,548,675)         51,496,436
                                                                                 --------------      --------------
  Net Increase ...............................................................       57,928,943         108,194,242
                                                                                 --------------      --------------
Dividends and Distributions to Shareholders from:
Net investment income
  Class A shares .............................................................       (1,254,363)           (902,256)
  Class B shares .............................................................       (8,231,300)         (6,664,086)
  Class C shares .............................................................         (623,141)           (462,996)
  Class D shares .............................................................      (62,820,874)        (44,407,557)
Net realized gain*
  Class A shares .............................................................         (226,211)                  -
  Class B shares .............................................................       (1,675,552)                  -
  Class C shares .............................................................         (134,866)                  -
  Class D shares .............................................................       (9,992,484)                  -
                                                                                 --------------      --------------
  Total Dividends and Distributions ..........................................      (84,958,791)        (52,436,895)
                                                                                 --------------      --------------
Net increase (decrease) from transactions in shares of beneficial interest ...      416,883,986         (32,798,064)
                                                                                 --------------      --------------
  Net Increase ...............................................................      389,854,138          22,959,283
Net Assets:
Beginning of period ..........................................................    1,043,184,570       1,020,225,287
                                                                                 --------------      --------------
End of Period
(Including dividends in excess of net investment income of $502,585 and
accumulated undistributed net investment income of $308,770, respectively)....   $1,433,038,708      $1,043,184,570
                                                                                 ==============      ==============
------------
* Includes Short-Term Gains of:
  Class A shares .............................................................   $       12,568                   -
  Class B shares .............................................................           93,088                   -
  Class C shares .............................................................            7,493                   -
  Class D shares .............................................................          555,149                   -
                                                                                 --------------      --------------
   Total Short-Term Gains ....................................................   $      668,298                   -
                                                                                 ==============      ==============


                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements [ ] December 31, 2001

1. Organization and Accounting Policies

Morgan Stanley Tax-Exempt Securities Trust (the "Fund"), formerly Morgan Stanley Dean Witter Tax-Exempt Securities Trust is registered under the Investment Company Act of 1940, as amended the ("Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements [ ] December 31, 2001 continued

C. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.325% to the portion of daily net assets exceeding $1.25 billion.


3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.60% of the average daily net assets of Class B; and (iii) Class C - up to 0.70% of the average daily net assets of Class C.

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements [ ] December 31, 2001 continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts approximately totaled $6,778,000 at December 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.17% and 0.70%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $127,000, $291,000, and $27,000, respectively and received approximately $208,000, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2001 aggregated $237,073,644 and $357,957,763, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $17,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $14,385. At December 31, 2001, the Fund had an accrued pension liability of $121,608 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements [ ] December 31, 2001 continued

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:





                                                                      FOR THE YEAR                      FOR THE YEAR
                                                                          ENDED                            ENDED
                                                                    DECEMBER 31, 2001                DECEMBER 31, 2000
                                                            --------------------------------- --------------------------------
                                                                 SHARES           AMOUNT            SHARES          AMOUNT
                                                            --------------- -----------------  --------------- ----------------
CLASS A SHARES
Sold ......................................................     9,079,007    $  106,404,463        3,090,287    $   34,723,944
Reinvestment of dividends and distributions ...............        72,684           849,252           36,669           413,876
Redeemed ..................................................    (8,658,058)     (101,626,375)      (2,827,223)      (31,652,974)
                                                               ----------    --------------       ----------    --------------
Net increase - Class A ....................................       493,633         5,627,340          299,733         3,484,846
                                                               ----------    --------------       ----------    --------------
CLASS B SHARES
Sold ......................................................    12,357,534       146,088,789        8,257,414        93,280,823
Reinvestment of dividends and distributions ...............       425,915         4,995,569          282,656         3,199,923
Redeemed ..................................................    (8,799,577)     (104,075,933)      (7,754,811)      (87,329,632)
                                                               ----------    --------------       ----------    --------------
Net increase - Class B ....................................     3,983,872        47,008,425          785,259         9,151,114
                                                               ----------    --------------       ----------    --------------
CLASS C SHARES
Sold ......................................................     3,003,253        35,407,606          448,828         5,130,298
Reinvestment of dividends and distributions ...............        46,554           544,567           29,565           334,043
Redeemed ..................................................    (2,625,832)      (30,951,538)        (394,439)       (4,461,219)
                                                               ----------    --------------       ----------    --------------
Net increase - Class C ....................................       423,975         5,000,635           83,954         1,003,122
                                                               ----------    --------------       ----------    --------------
CLASS D SHARES
Sold ......................................................     1,685,751        19,857,745          925,126        10,460,935
Reinvestment of dividends and distributions ...............     3,040,733        35,527,928        2,119,706        23,877,414
Shares issued in connection with the acquisition of
 Morgan Stanley Dean Witter Multi-State Municipal
 Series Trust (See Note 9) ................................             -                 -        3,385,107        38,275,570
Shares issued in connection with the acquisition of the
 Morgan Stanley Dean Witter Municipal Income Trusts
 (See Note 10) ............................................    48,557,606       571,263,372                -                 -
Redeemed ..................................................   (22,748,737)     (267,401,459)     (10,612,830)     (119,051,065)
                                                              -----------    --------------      -----------    --------------
Net increase (decrease) - Class D .........................    30,535,353       359,247,586       (4,182,891)      (46,437,146)
                                                              -----------    --------------      -----------    --------------
Net increase (decrease) in Fund ...........................    35,436,833    $  416,883,986       (3,013,945)   $  (32,798,064)
                                                              ===========    ==============      ===========    ==============

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements [ ] December 31, 2001 continued

6. Federal Income Tax Status

At December 31, 2001, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $1,100,278.


7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.


8. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At December 31, 2001, the Fund held positions in residual interest bonds having a total value of $32,934,563, which represents 2.3% of the Fund's net assets.


9. Fund Acquisitions - Morgan Stanley Dean Witter Multi-State Municipal Series Trust

On July 24, 2000, the Fund acquired all the net assets of Morgan Stanley
Dean Witter Multi-State Municipal Series Trust - Massachusetts Series ("Massachusetts Series"), Michigan Series ("Michigan Series"), Minnesota Series ("Minnesota Series") and Ohio Series ("Ohio Series") based on the respective valuations as of the close of business on July 21, 2000, pursuant to four reorganization plans approved by the shareholders of Massachusetts Series, Michigan Series, Minnesota Series and the Ohio Series on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 792,540 Class D shares of the Fund at a net asset value of $11.31 per share for 852,866 shares of Massachusetts Series; 1,059,251 Class D shares of the Fund at a net asset value of $11.31 per share for 1,182,639 shares of Michigan Series; 453,481 Class D shares of the Fund at a net asset value of $11.31 per share for 513,915 shares of Minnesota Series and 1,079,835 Class D shares of the Fund at a net asset value of $11.31 per share for 1,175,451 shares of Ohio Series. The net assets of the Fund and Massachusetts Series, Michigan Series, Minnesota Series and Ohio Series immediately before the acquisition were $982,320,805, $8,961,789, $11,975,503, $5,126,864 and $12,211,414, respectively, including unrealized appreciation of $282,180, $102,725, $26,335 and $39,899 for Massachusetts Series, Michigan Series, Minnesota Series and Ohio Series, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,020,596,375.

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements [ ] December 31, 2001 continued

10. Fund Acquisitions - Morgan Stanley Dean Witter Municipal Income Trusts

On February 5, 2001, the Fund acquired all the net assets of Morgan Stanley Dean Witter Municipal Income Trust ("Municipal Income Trust "), Morgan Stanley Dean Witter Municipal Income Trust II ("Municipal Income Trust II") and Morgan Stanley Dean Witter Municipal Income Trust III ("Municipal Income Trust III") based on the respective valuations as of the close of business on February 2, 2001, pursuant to three reorganization plans approved by the shareholders of Municipal Income Trust, Municipal Income Trust II, and the Municipal Income Trust III on January 23, 2001. The acquisition was accomplished by a tax-free exchange of 23,262,313 Class D shares of the Fund at a net asset value of $11.76 per share for 27,577,097 shares of Municipal Income Trust; 20,497,846 Class D shares of the Fund at a net asset value of $11.76 per share for 24,299,866 shares of Municipal Income Trust II and 4,797,447 Class D shares of the Fund at a net asset value of $11.76 per share for 5,798,353 shares of Municipal Income Trust III. The net assets of the Fund and Municipal Income Trust, Municipal Income Trust II and the Municipal Income Trust III immediately before the acquisition were $1,046,560,521, $273,701,646, $241,157,858, and $56,403,868,
respectively, including unrealized appreciation of $11,327,506, $8,114,170 and $2,046,341 for Municipal Income Trust, Municipal Income Trust II and the Municipal Income Trust III, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,617,823,893.


11. Change in Accounting Policy

Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $463,641 decrease in the cost of securities and a corresponding $463,641 decrease to undistributed net investment income based on securities held as of December 31, 2000.

The effect of this change for the year ended December 31, 2001 was to increase net investment income by $997,177; increase unrealized appreciation by $103,101 and decrease net realized gains by $1,100,278. The statement of changes in net assets and the financial highlights for the prior periods have not been restated to reflect this change.

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:






                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                           ---------------------------------------
                                                                2001                  2000
                                                           -------------        ------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ..................     $11.71              $11.08
                                                             -----               -----
Income (loss) from investment operations:
 Net investment income ................................       0.59(6)             0.58
 Net realized and unrealized gain (loss) ..............      (0.12)(6)            0.63
                                                             -----               -----
Total income (loss) from investment operations ........       0.47                1.21
                                                             -----               -----
Less dividends and distributions from:
 Net investment income ................................      (0.58)              (0.58)
 Net realized gain ....................................      (0.10)                  -
                                                            ------               -----
Total dividends and distributions .....................      (0.68)              (0.58)
                                                            ------               -----
Net asset value, end of period ........................     $11.50              $11.71
                                                            ======               ======
Total Return+ ........................................       4.05%               11.21%
Ratios to Average Net Assets:
Expenses ..............................................       0.66%(4)(5)         0.72%(5)
Net investment income .................................       4.97%(5)(6)         5.14%(5)
Supplemental Data:

Net assets, end of period, in thousands ...............    $26,984             $21,685
Portfolio turnover rate ...............................         17%                 17%




                                                                                                    FOR THE PERIOD
                                                            FOR THE YEAR ENDED DECEMBER 31,         JULY 28, 1997*
                                                        ---------------------------------------         THROUGH
                                                              1999                1998             DECEMBER 31, 1997
                                                        ---------------- ---------------------- ----------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period .................. $  12.02             $     12.09            $     12.00
                                                        --------             -----------            -----------
Income (loss) from investment operations:
 Net investment income ................................     0.58                    0.59                   0.25
 Net realized and unrealized gain (loss) ..............    (0.91)                   0.10                   0.14
                                                        --------             -----------            -----------
Total income (loss) from investment operations ........    (0.33)                   0.69                   0.39
                                                        --------             -----------            -----------
Less dividends and distributions from:
 Net investment income ................................    (0.58)                  (0.59)                 (0.25)
 Net realized gain ....................................    (0.03)                  (0.17)                 (0.05)
                                                        --------             -----------            -----------
Total dividends and distributions .....................    (0.61)                  (0.76)                 (0.30)
                                                        --------             -----------            -----------
Net asset value, end of period ........................ $  11.08             $     12.02            $     12.09
                                                        ========             ===========            ===========

Total Return+ ........................................     (2.82)%                  5.86%                  3.31%(1)
Ratios to Average Net Assets:
Expenses ..............................................     0.64%(4)(5)             0.74%(4)(5)            0.76%(2)(3)
Net investment income .................................     4.98%(5)                4.88%(5)               4.96%(2)
Supplemental Data:

Net assets, end of period, in thousands ...............  $17,198              $   15,041                 $3,857
Portfolio turnover rate ...............................       13%                     15%                    16%


------------
*   The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.02%.
(4) Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.
(6) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.07%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                      See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights continued



                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                         ---------------------------------------
                                                                  2001                2000
                                                         ---------------------- ----------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ...................     $     11.76           $   11.13
                                                             -----------           ---------
Income (loss) from investment operations:
 Net investment income .................................            0.54 (6)            0.54
 Net realized and unrealized gain (loss) ...............           (0.11)(6)            0.63
                                                             -----------           ---------
Total income (loss) from investment operations .........            0.43                1.17
                                                             -----------           ---------
Less dividends and distributions from:
 Net investment income .................................           (0.53)              (0.54)
 Net realized gain .....................................           (0.10)                  -
                                                             -----------           ---------
Total dividends and distributions ......................           (0.63)              (0.54)
                                                             -----------           ---------
Net asset value, end of period .........................     $     11.56           $   11.76
                                                             ===========           =========
Total Return+ .........................................             3.68%              10.75%
Ratios to Avereage Net Assets:
Expenses. ..............................................            1.09%(4)(5)         1.11%(5)
Net investment income. .................................            4.54%(5)(6)         4.75%(5)
Supplemental Data:
Net assets, end of period, in thousands ................     $   200,293           $ 156,972
Portfolio turnover rate ................................              17%                 17%




                                                                                                       FOR THE PERIOD
                                                             FOR THE YEAR ENDED DECEMBER 31,           JULY 28, 1997*
                                                         ----------------------------------------         THROUGH
                                                                1999                1998              DECEMBER 31, 1997
                                                         ----------------- ---------------------- ----------------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ...................  $ 12.07             $      12.14            $     12.00
                                                          --------             -----------            -----------
Income (loss) from investment operations:
 Net investment income .................................     0.53                     0.55                   0.23
 Net realized and unrealized gain (loss) ...............    (0.91)                    0.10                   0.19
                                                          --------             -----------            -----------
Total income (loss) from investment operations .........    (0.38)                    0.65                   0.42
                                                          --------             -----------            -----------
Less dividends and distributions from:
 Net investment income .................................    (0.53)                   (0.55)                 (0.23)
 Net realized gain .....................................    (0.03)                   (0.17)                 (0.05)
                                                          --------             -----------            -----------
Total dividends and distributions ......................    (0.56)                   (0.72)                 (0.28)
                                                          --------             -----------            -----------
Net asset value, end of period .........................  $  11.13             $     12.07            $     12.14
                                                          ========             ===========            ===========
Total Return+ .........................................      (3.25)%                  5.47%                  3.57%(1)
Ratios to Avereage Net Assets:
Expenses. ..............................................      1.11%(4)(5)             1.10%(4)(5)            1.14%(2)(3)
Net investment income. .................................      4.51%(5)                4.52%(5)               4.87%(2)
Supplemental Data:

Net assets, end of period, in thousands ................  $139,786              $  132,303            $    95,573
Portfolio turnover rate ................................        13%                     15%                    16%


------------
*    The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.02%.
(4)  Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

(6) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.07%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights continued



                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------
                                                              2001                2000
                                                     ---------------------- ----------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ...............     $     11.73           $   11.10
                                                         -----------           ---------
Income (loss) from investment operations:
 Net investment income .............................            0.52 (6)            0.52
 Net realized and unrealized gain (loss) ...........           (0.10)(6)            0.63
                                                         -----------           ---------
Total income (loss) from investment operations .....            0.42                1.15
                                                         -----------           ---------
Less dividends and distributions from:
 Net investment income .............................           (0.52)              (0.52)
 Net realized gain .................................           (0.10)                  -
                                                         -----------           ---------
Total dividends and distributions ..................           (0.62)              (0.52)
                                                         -----------           ---------
Net asset value, end of period .....................     $     11.53           $   11.73
                                                         ===========           =========
Total Return+ .....................................             3.58%              10.66%
Ratios to Average Net Assets:
Expenses ...........................................            1.19%(4)(5)         1.21%(5)
Net investment income ..............................            4.44%(5)(6)         4.65%(5)
Supplemental Data:

Net assets, end of period, in thousands ............     $   16,270             $ 11,578
Portfolio turnover rate ............................             17%                  17%




                                                                                                       FOR THE PERIOD
                                                            FOR THE YEAR ENDED DECEMBER 31,            JULY 28, 1997*
                                                     ---------------------------------------------         THROUGH
                                                              1999                   1998             DECEMBER 31, 1997
                                                     ---------------------- ---------------------- ----------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ...............     $     12.04            $     12.11            $     12.00
                                                         -----------            -----------            -----------
Income (loss) from investment operations:
 Net investment income .............................            0.51                   0.53                   0.23
 Net realized and unrealized gain (loss) ...........           (0.91)                  0.10                   0.16
                                                         -----------            -----------            -----------
Total income (loss) from investment operations .....           (0.40)                  0.63                   0.39
                                                         -----------            -----------            -----------
Less dividends and distributions from:
 Net investment income .............................           (0.51)                 (0.53)                 (0.23)
 Net realized gain .................................           (0.03)                 (0.17)                 (0.05)
                                                         -----------            -----------            -----------
Total dividends and distributions ..................           (0.54)                 (0.70)                 (0.28)
                                                         -----------            -----------            -----------
Net asset value, end of period .....................     $     11.10            $     12.04            $     12.11
                                                         ===========            ===========            ===========
Total Return+ .....................................            (3.37)%                 5.36%                  3.28%(1)
Ratios to Average Net Assets:
Expenses ...........................................            1.21%(4)(5)            1.20%(4)(5)            1.20%(2)(3)
Net investment income ..............................            4.41%(5)               4.34%(5)               4.41%(2)
Supplemental Data:
Net assets, end of period, in thousands ............      $   10,025             $    7,599            $     2,953
Portfolio turnover rate ............................              13%                    15%                    16%


------------
*     The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.02%.
(4)   Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

(6) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.07%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights continued



                                                    FOR THE YEAR ENDED DECEMBER 31,
                                               ------------------------------------------
                                                         2001                  2000
                                               ------------------------ -----------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .........      $    11.70              $  11.07
                                                    ----------              ----------
Income (loss) from investment operations:
 Net investment income .......................            0.61 (3)              0.60
 Net realized and unrealized gain (loss) .....           (0.11)(3)              0.63
                                                    ----------              ----------
Total income (loss) from investment
operations ...................................            0.50                  1.23
                                                    ----------              ----------
Less dividends and distributions from:
 Net investment income .......................           (0.60)                (0.60)
 Net realized gain ...........................           (0.10)                    -
                                                    ----------              ----------
Total dividends and distributions ............           (0.70)                (0.60)
                                                    ----------              ----------
Net asset value, end of period ...............      $    11.50              $  11.70
                                                    ==========              ==========
Total Return+ ...............................            4.31%                11.44%
Ratios to Average Net Assets:
Expenses .....................................            0.49%(1)(2)           0.51%(2)
Net investment income ........................            5.14%(2)(3)           5.35%(2)
Supplemental Data:
Net assets, end of period, in thousands ......      $1,189,492              $852,950
Portfolio turnover rate ......................              17%                   17%



                                                             FOR THE YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------------
                                                      1999                 1998                1997*
                                               ---------------- ------------------------ -----------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .........  $     12.01          $    12.08            $      11.77
                                                -----------          -----------           ------------
Income (loss) from investment operations:
 Net investment income .......................         0.59                0.62                    0.63
 Net realized and unrealized gain (loss) .....        (0.91)               0.10                    0.36
                                                -----------          -----------           ------------
Total income (loss) from investment
operations ...................................        (0.32)               0.72                    0.99
                                                -----------          -----------           ------------
Less dividends and distributions from:
 Net investment income .......................        (0.59)              (0.62)                  (0.63)
 Net realized gain ...........................        (0.03)              (0.17)                  (0.05)
                                                -----------          -----------           -------------
Total dividends and distributions ............        (0.62)              (0.79)                  (0.68)
                                                -----------          -----------           -------------
Net asset value, end of period ...............  $     11.07          $    12.01            $      12.08
                                                ===========          ===========           =============
Total Return+ ...............................         (2.71)%              6.11%                   8.73%
Ratios to Average Net Assets:
Expenses .....................................         0.51%(1)(2)         0.50%(1)(2)             0.49%
Net investment income ........................         5.11%(2)            5.12%(2)                5.34%
Supplemental Data:
Net assets, end of period, in thousands ......     $853,216          $1,023,246              $1,096,998
Portfolio turnover rate ......................           13%                 15%                     16%


------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.
(2) Reflects overall Fund ratios for investment income and non-class specific expenses.

(3) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.07%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                        See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Independent Auditors' Report


To the Shareholders and Board of Trustees of Morgan Stanley Tax-Exempt Securities Trust:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Tax-Exempt Securities Trust (the "Fund"), formerly Morgan Stanley Dean Witter Tax-Exempt Securities Trust, including the portfolio of investments, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Tax-Exempt Securities Trust as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 8, 2002

                       2001 Federal Tax Notice (unaudited)
      During the year ended December 31, 2001 the Fund paid to its shareholders $0.58 per share from tax-exempt income.

      For the year ended December 31, 2001 the Fund paid to shareholders $0.09 per share from long-term capital gains.

Morgan Stanley Tax-Exempt Securities Trust
Trustee and Officer Information

Independent Trustees:



                                                                  Term of
                                                                Office and
                                            Position(s)          Length of
       Name, Age and Address of             Held with             Time
         Independent Trustee                Registrant           Served*
-------------------------------------     -------------     ----------------
Michael Bozic (60)                        Trustee           Trustee since
c/o Mayer, Brown & Platt                                    April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                        Trustee           Trustee since
c/o Summit Ventures LLC                                     January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (67)                      Trustee           Trustee since
c/o Mayer, Brown & Platt                                    September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                               Number of
                                                                                             Portfolios in
                                                                                                 Fund
                                                                                                Complex
       Name, Age and Address of                                                                Overseen
         Independent Trustee                Principal Occupation(s) During Past 5 Years       by Trustee**
-------------------------------------    ------------------------------------------------   --------------
Michael Bozic (60)                       Retired; Director or Trustee of the Morgan         129
c/o Mayer, Brown & Platt                 Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees      formerly Vice Chairman of Kmart Corporation
1675 Broadway                            (December 1998-October 2000), Chairman and
New York, NY                             Chief Executive Officer of Levitz Furniture
                                         Corporation (November 1995-November 1998)
                                         and President and Chief Executive Officer
                                         of Hills Department Stores (May 1991-July
                                         1995); formerly variously Chairman, Chief
                                         Executive Officer, President and Chief
                                         Operating Officer (1987-1991) of the Sears
                                         Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (69)                       Director or Trustee of the Morgan Stanley          129
c/o Summit Ventures LLC                  Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                            United States Senator (R-Utah) (1974-1992)
201 S. Main Street                       and Chairman, Senate Banking Committee
Salt Lake City, UT                       (1980-1986); formerly Mayor of Salt Lake City,
                                         Utah (1971-1974); formerly Astronaut,
                                         Space Shuttle Discovery (April 12-19,
                                         1985); Vice Chairman, Huntsman Corporation
                                         (chemical company); member of the Utah
                                         Regional Advisory Board of Pacific Corp.

Wayne E. Hedien (67)                     Retired; Director or Trustee of the Morgan         129
c/o Mayer, Brown & Platt                 Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees      formerly associated with the Allstate
1675 Broadway                            Companies (1966-1994), most recently as
New York, NY                             Chairman of The Allstate Corporation
                                         (March 1993-December 1994) and Chairman
                                         and Chief Executive Officer of its
                                         wholly-owned subsidiary, Allstate
                                         Insurance Company (July 1989-December
                                         1994).




       Name, Age and Address of
         Independent Trustee                    Other Directorships Held by Trustee
-------------------------------------    ------------------------------------------------
Michael Bozic (60)                       Director of Weirton Steel Corporation.
c/o Mayer, Brown & Platt
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                       Director of Franklin Covey (time management
c/o Summit Ventures LLC                  systems), BMW Bank of North America, Inc.
1 Utah Center                            (industrial loan corporation), United Space
201 S. Main Street                       Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                       and the Boeing Company) and Nuskin Asia
                                         Pacific (multilevel marketing); member of
                                         the board of various civic and charitable
                                         organizations.

Wayne E. Hedien (67)                     Director of The PMI Group Inc. (private
c/o Mayer, Brown & Platt                 mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees      Chairman of The Field Museum of Natural
1675 Broadway                            History; director of various other business and
New York, NY                             charitable organizations.


Morgan Stanley Tax-Exempt Securities Trust
Trustee and Officer Information continued


                                                               Term of
                                                              Office and
                                            Position(s)        Length of
        Name, Age and Address of             Held with           Time
          Independent Trustee                Registrant         Served*
---------------------------------------    -------------     ---------------
Dr. Manuel H. Johnson (52)                 Trustee           Trustee since
c/o Johnson Smick International, Inc.                        July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (65)                     Trustee           Trustee since
c/o Triumph Capital, L.P.                                    July 1991
237 Park Avenue
New York, NY

John L. Schroeder (71)                     Trustee           Trustee since
c/o Mayer, Brown & Platt                                     April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                                 Number of
                                                                                               Portfolios in
                                                                                                   Fund
                                                                                                  Complex
        Name, Age and Address of                                                                  Overseen
          Independent Trustee                 Principal Occupation(s) During Past 5 Years       by Trustee**
---------------------------------------    ------------------------------------------------    --------------
Dr. Manuel H. Johnson (52)                 Chairman of the Audit Committee and Director         129
c/o Johnson Smick International, Inc.      or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.              TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                           Smick International, Inc., a consulting firm;
                                           Co-Chairman and a founder of the Group
                                           of Seven Council (G7C), an international
                                           economic commission; formerly Vice
                                           Chairman of the Board of Governors of
                                           the Federal Reserve System and Assistant
                                           Secretary of the U.S. Treasury.

Michael E. Nugent (65)                     Chairman of the Insurance Committee and              207
c/o Triumph Capital, L.P.                  Director or Trustee of the Morgan Stanley
237 Park Avenue                            Funds and the TCW/DW Term Trusts; director/
New York, NY                               trustee of various investment companies
                                           managed by Morgan Stanley Investment
                                           Management Inc. and Morgan Stanley
                                           Investments LP (since July 2001); General
                                           Partner, Triumph Capital, L.P., a private
                                           investment partnership; formerly Vice
                                           President, Bankers Trust Company and BT
                                           Capital Corporation (1984-1988).

John L. Schroeder (71)                     Retired; Chairman of the Derivatives Committee       129
c/o Mayer, Brown & Platt                   and Director or Trustee of the Morgan Stanley
Counsel to the Independent Trustees        Funds and the TCW/DW Term Trusts; formerly
1675 Broadway                              Executive Vice President and Chief Investment
New York, NY                               Officer of the Home Insurance Company
                                           (August 1991-September 1995).



        Name, Age and Address of
          Independent Trustee                    Other Directorships Held by Trustee
---------------------------------------    ----------------------------------------------
Dr. Manuel H. Johnson (52)                 Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.      Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.              Accounting Foundation (oversight organization
Washington, D.C.                           of the Financial Accounting Standards Board).

Michael E. Nugent (65)                     Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

John L. Schroeder (71)                     Director of Citizens Communications Company
c/o Mayer, Brown & Platt                   (telecommunications company).
Counsel to the Independent Trustees
1675 Broadway
New York, NY


Morgan Stanley Tax-Exempt Securities Trust
Trustee and Officer Information continued

Interested Trustees:





                                                                   Term of
                                                                 Office and
                                         Position(s)              Length of
   Name, Age and Address of               Held with                 Time
      Interested Trustee                  Registrant               Served*
------------------------------     -----------------------     ---------------
Charles A. Fiumefreddo (68)        Chairman, Director or       Trustee since
c/o Morgan Stanley Trust           Trustee and Chief           July 1991
Harborside Financial Center,       Executive Officer
Plaza Two,
Jersey City, NJ

James F. Higgins (53)              Trustee                     Trustee since
c/o Morgan Stanley Trust                                       June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)             Trustee                     Trustee since
1585 Broadway                                                  April 1994
New York, NY



                                                                                            Number of
                                                                                          Portfolios in
                                                                                              Fund
                                                                                            Complex
   Name, Age and Address of                                                                 Overseen
      Interested Trustee              Principal Occupation(s) During Past 5 Years         by Trustee**
------------------------------     -------------------------------------------------      --------------
Charles A. Fiumefreddo (68)        Chairman, Director or Trustee and Chief                129
c/o Morgan Stanley Trust           Executive Officer of the Morgan Stanley Funds
Harborside Financial Center,       and the TCW/DW Term Trusts; formerly
Plaza Two,                         Chairman, Chief Executive Officer and Director
Jersey City, NJ                    of the Investment Manager, the Distributor and
                                   Morgan Stanley Services, Executive Vice President
                                   and Director of Morgan Stanley DW, Chairman and
                                   Director of the Transfer Agent, and Director
                                   and/or officer of various Morgan Stanley
                                   subsidiaries (until June 1998).

James F. Higgins (53)              Senior Adviser of Morgan Stanley (since                129
c/o Morgan Stanley Trust           August 2000); Director of the Distributor and
Harborside Financial Center,       Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                         the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                    Term Trusts (since June 2000); previously
                                   President and Chief Operating Officer of the
                                   Private Client Group of Morgan Stanley (May
                                   1999-August 2000), President and Chief Operating
                                   Officer of Individual Securities of Morgan
                                   Stanley (February 1997-May 1999).

Philip J. Purcell (58)             Director or Trustee of the Morgan Stanley              129
1585 Broadway                      Funds and the TCW/DW Term Trusts; Chairman
New York, NY                       of the Board of Directors and Chief Executive
                                   Officer of Morgan Stanley and Morgan Stanley DW;
                                   Director of the Distributor; Chairman of the
                                   Board of Directors and Chief Executive Officer of
                                   Novus Credit Services Inc.; Director and/or
                                   officer of various Morgan Stanley subsidiaries.




   Name, Age and Address of
      Interested Trustee               Other Directorships Held by Trustee
------------------------------     -------------------------------------------
Charles A. Fiumefreddo (68)        None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (53)              None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)             Director of American Airlines, Inc. and its
1585 Broadway                      parent company, AMR Corporation.
New York, NY


------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed end funds (including all of their portfolios) funds advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc.
      (including but not limited to, Morgan Stanley Investment Management
      Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Tax-Exempt Securities Trust
Trustee and Officer Information continued

Officers:





                                                               Term of
                                                             Office and
                                      Position(s)             Length of
   Name, Age and Address of            Held with                 Time
       Executive Officer               Registrant              Served*
------------------------------     -----------------      -----------------
Mitchell M. Merin (48)             President              President since
1221 Avenue of the Americas                               May 1999
New York, NY

Barry Fink (46)                    Vice President,        Vice President,
c/o Morgan Stanley Trust           Secretary and          Secretary
Harborside Financial Center,       General Counsel        and General
Plaza Two                                                 Counsel since
Jersey City, NJ                                           February 1997

Thomas F. Caloia (55)              Treasurer              Over 5 years
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ

James F. Willison (58)             Vice President         Since Inception
1221 Avenue of the Americas                               of the Fund
New York, New York

Joseph R. Arcieri (53)             Vice President         Since February
1221 Avenue of the Americas                               1997
New York, New York

Robert W. Wimmel (37)              Vice President         Since February
1 Parkview Plaza                                          2002
Oakbrook Terrace, Illinois


   Name, Age and Address of
       Executive Officer              Principal Occupation(s) During Past 5 Years
------------------------------     -------------------------------------------------
Mitchell M. Merin (48)             President and Chief Operating Officer of
1221 Avenue of the Americas        Morgan Stanley Investment Management (since
New York, NY                       December 1998); President, Director (since
                                   April 1997) and Chief Executive Officer (since
                                   June 1998) of the Investment Manager and
                                   Morgan Stanley Services; Chairman, Chief
                                   Executive Officer and Director of the
                                   Distributor (since June 1998); Chairman and
                                   Chief Executive Officer (since June 1998) and
                                   Director (since January 1998) of the Transfer
                                   Agent; Director of various Morgan Stanley
                                   subsidiaries; President of the Morgan Stanley
                                   Funds and TCW/DW Term Trusts (since May 1999);
                                   Trustee of various Van Kampen investment
                                   companies (since December 1999); previously
                                   Chief Strategic Officer of the Investment
                                   Manager and Morgan Stanley Services and
                                   Executive Vice President of the Distributor
                                   (April 1997 - June 1998), Vice President of
                                   the Morgan Stanley Funds (May 1997 - April
                                   1999) and Executive Vice President of Morgan
                                   Stanley.

Barry Fink (46)                    General Counsel (since May 2000) and Managing
c/o Morgan Stanley Trust           Director (since December 2000) of Morgan
Harborside Financial Center,       Stanley Investment Management; Managing
Plaza Two                          Director (since December 2000), and Secretary
Jersey City, NJ                    and General Counsel (since February 1997) and
                                   Director (since July 1998) of the Investment
                                   Manager and Morgan Stanley Services; Assistant
                                   Secretary of Morgan Stanley DW; Vice
                                   President, Secretary and General Counsel of
                                   the Morgan Stanley Funds and TCW/DW Term
                                   Trusts (since February 1997); Vice President
                                   and Secretary of the Distributor; previously,
                                   Senior Vice President, Assistant Secretary and
                                   Assistant General Counsel of the Investment
                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (55)              First Vice President and Assistant Treasurer
c/o Morgan Stanley Trust           of the Investment Manager, the Distributor and
Harborside Financial Center,       Morgan Stanley Services; Treasurer of the
Plaza Two                          Morgan Stanley Funds.
Jersey City, NJ

James F. Willison (58)             Managing Director and Portfolio Manager of the
1221 Avenue of the Americas        Investment Manager and/or its investment
New York, New York                 management affiliates for over 5 years.

Joseph R. Arcieri (53)             Executive Director and Portfolio Manager of
1221 Avenue of the Americas        the Investment Manager and/or its investment
New York, New York                 management affiliates for over 5 years.

Robert W. Wimmel (37)              Vice President and Portfolio Manager of the
1 Parkview Plaza                   Investment Manager and/or its investment
Oakbrook Terrace, Illinois         management affiliates for over 5 years.



------------
* Each Officer serves an indefinite term, until his or her successor is elected.

Trustees                                       Morgan Stanley
Michael Bozic                                  [GRAPHIC OMITTED]
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

Officers
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchelll M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Robert Wimmell
Vice President

Thomas F. Caloia
Treasurer

Transfer Agent
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281

Investment Manager
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY  10020


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

Morgan Stanley
Tax-Exempt
Securities Trust

Annual Report
December 31, 2001